Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

Note 14 — LEASES

Leases are classified as operating leases or finance leases in accordance with FASB ASC 842. The Group’s operating leases are principally for office facilities. For leases with terms greater than 12 months, the Group records the related right-of-use asset and lease liability at the present value of lease payments over the term. The right-of-use asset is amortized over the life of the lease on a straight-line basis. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Group’s determination of lease payments when appropriate.

As of December 31, 2023, the weighted average remaining lease term was the weighted average remaining lease term was 1.03 years and the weighted average discount rate was 4.3% for the Group’s operating leases. The Group’s lease costs are included within general and administrative expenses on the consolidated statements of operations. For the year ended December 31, 2023, the amortization expense amounted to $907,422 and the interest expense amount to $125,855.

As of December 31, 2022, the weighted average remaining lease term was 2.67 years and the weighted average discount rate was 4.3% for the Group’s operating leases. The Group’s lease costs are included within cost of revenue and administrative expenses on the consolidated statements of operations. For the year ended December 31, 2022, the lease cost amounted to $885,559.

As of December 31, 2021, the weighted average remaining lease term was 1.21 years and the weighted average discount rate was 4.65% for the Group’s operating leases. The Group’s lease costs are included within cost of revenue and selling and administrative expenses on the consolidated statements of operations. For the year ended December 31, 2021, the lease cost amounted to $680,033.

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases are as follows as of December 31, 2023:

Year ended December 31,	Amount
2024	$953,341
2025	821,807
2026	626,909
2027	277,752
2028	-
thereafter	-
Total undiscounted future minimum lease payments	2,679,809
Less: amount representing interest	175,646
Total present value of operating lease liabilities	2,504,163
Less: current portion of operating lease liabilities	861,087
Non-current portion of operating lease liabilities	$1,643,076